Term deposits (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Term Deposits
Financial assets pledged as collateral for liabilities or contingent liabilities	₨ 796,418	₨ 686,851